Loss Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Loss Per Share Details
Loss from continuing Operations available to Common stockholders (numerator)	(719,320)	(587,130)	(1,931,833)	(1,399,378)	(1,696,282)	(3,116,080)
Weighted average number of common shares Outstanding used in loss per share during the Period (denominator)	6,259,349	6,234,834	6,243,642	6,224,939	6,228,108	6,103,447